Summary of Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share [Abstract]
Net loss	$ (4,730)			$ (675,874)
Accretion of temporary equity to redemption value			$ (12,727,453)	(12,727,452)
Net loss including accretion of temporary equity to redemption value	(4,730)	$ 585,178	$ (13,321,510)	(13,403,326)
Less: Income on trust account to be allocated to redeemable shares				1,107,852
Net loss excluding income on trust account	$ (4,730)			$ (14,511,178)